Property and Equipment, Net	12 Months Ended
Dec. 31, 2022
Property and Equipment, Net [Abstract]
Property and equipment, net

Note 9 – Property and equipment, net

Property and equipment, net consist of the following:

	December 31, 2022	December 31, 2021
Property and equipment
Buildings and improvements	$1,097,647	$1,188,006
Computer and office equipment	117,390	446,033
Revenue equipment – trucking	9,833,295	16,107,826
Revenue equipment – car-hailing and driver management services	16,732,808	9,980,931
Subtotal	27,781,140	27,722,796
Less: accumulated depreciation	(18,707,442)	(15,498,214)
Property and equipment, net	$9,073,698	$12,224,582

Depreciation expenses for the years ended December 31, 2022, 2021 and 2020 was $3,844,159, $1,438,310 and $1,521,234, respectively. For the year ended December 31, 2022, the Company disposed revenue equipment with cost of $2,640,705 and accumulated depreciation of $1,420,491 for proceeds of $540,579 resulting in disposal loss of $679,635. For the year ended December 31, 2021, the Company disposed revenue equipment with cost of $1,047,024 and accumulated depreciation of $896,879 for proceeds of $175,215 resulting in disposal gain of $25,070.

Revenue equipment under capital leases

The Company leased its revenue equipment from third parties with terms of approximately 24 to 36 months and account for as a capital lease. As of December 31, 2022, carrying value and accumulated depreciation of the revenue equipment under capital leases recorded by the Company were $2,141,219 and $81,035, respectively. As of December 31, 2021, carrying value and accumulated depreciation of the revenue equipment under capital leases recorded by the Company were $10,232,895 and $10,232,895, respectively.